Pension plan and other post-employment benefits (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
PBS [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning balance	R$ (8,636)
Expense (revenue) recognized in income (loss)	(683)
Sponsor's contributions	2,850
Recognized actuarial (gains) or losses	(2,662)
Unrecognized actuarial (gains) or losses
Net actuarial liabilities (assets) on ending balance	(9,131)
PBS Assisted [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning balance	(1,779)
Expense (revenue) recognized in income (loss)	(167)
Sponsor's contributions
Recognized actuarial (gains) or losses	(391)
Unrecognized actuarial (gains) or losses
Net actuarial liabilities (assets) on ending balance	(2,337)
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning balance	(145)
Expense (revenue) recognized in income (loss)	(12)
Sponsor's contributions	21
Recognized actuarial (gains) or losses	17
Unrecognized actuarial (gains) or losses
Net actuarial liabilities (assets) on ending balance	(119)
PAMEC Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning balance	1,007
Expense (revenue) recognized in income (loss)	91
Sponsor's contributions	(78)
Recognized actuarial (gains) or losses	60
Unrecognized actuarial (gains) or losses
Net actuarial liabilities (assets) on ending balance	1,080
AES Telecom [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning balance	896
Expense (revenue) recognized in income (loss)	85
Sponsor's contributions	0
Recognized actuarial (gains) or losses	(981)
Unrecognized actuarial (gains) or losses
Net actuarial liabilities (assets) on ending balance
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning balance	3,116
Expense (revenue) recognized in income (loss)	414
Sponsor's contributions	(32)
Recognized actuarial (gains) or losses	(1,117)
Unrecognized actuarial (gains) or losses
Net actuarial liabilities (assets) on ending balance	R$ 2,381